Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Real Estate 99.0%
Diversified REITs 1.2%
Broadstone Net Lease, Inc.	137,240	2,131,337
Total Diversified REITs		2,131,337
Health Care REITs 10.4%
Healthpeak Properties, Inc.	96,810	2,218,885
Medical Properties Trust, Inc.	227,128	2,693,738
Omega Healthcare Investors, Inc.	32,956	971,873
Sabra Health Care REIT, Inc.	131,645	1,727,182
Ventas, Inc.	163,030	6,548,915
Welltower, Inc.	66,540	4,279,853
Total Health Care REITs		18,440,446
Hotel & Resort REITs 3.4%
Apple Hospitality REIT, Inc.	79,710	1,120,723
DiamondRock Hospitality Co.	25,297	189,980
Host Hotels & Resorts, Inc.	46,930	745,248
Park Hotels & Resorts, Inc.	80,787	909,662
Ryman Hospitality Properties, Inc.	10,520	774,167
Sunstone Hotel Investors, Inc.	34,860	328,381
Xenia Hotels & Resorts, Inc.	140,114	1,932,172
Total Hotel & Resort REITs		6,000,333
Industrial REITs 14.3%
Americold Realty Trust, Inc.	90,697	2,231,146
Duke Realty Corp.	95,570	4,606,474
First Industrial Realty Trust, Inc.	74,834	3,353,312
Prologis, Inc.	116,650	11,851,640
Rexford Industrial Realty, Inc.	63,529	3,303,508
Total Industrial REITs		25,346,080
Office REITs 7.1%
Alexandria Real Estate Equities, Inc.	21,600	3,028,104
Boston Properties, Inc.	3,330	249,650
Cousins Properties, Inc.	72,198	1,685,823
Douglas Emmett, Inc.	39,550	709,131
Highwoods Properties, Inc.	37,600	1,013,696
JBG SMITH Properties	75,663	1,405,819
Kilroy Realty Corp.	73,170	3,081,189
Common Stocks (continued)
Issuer	Shares	Value ($)
Veris Residential, Inc.(a)	115,180	1,309,597
Total Office REITs		12,483,009
Residential REITs 23.2%
American Homes 4 Rent, Class A	129,533	4,249,978
Apartment Investment and Management Co.	35,790	261,267
AvalonBay Communities, Inc.	36,290	6,684,255
Equity Residential	98,840	6,644,025
Essex Property Trust, Inc.	6,070	1,470,336
Invitation Homes, Inc.	219,270	7,404,748
Mid-America Apartment Communities, Inc.	22,700	3,520,089
Sun Communities, Inc.	45,770	6,194,054
UDR, Inc.	110,540	4,610,623
Total Residential REITs		41,039,375
Retail REITs 14.3%
Acadia Realty Trust	128,600	1,622,932
Agree Realty Corp.	60,620	4,096,700
Brixmor Property Group, Inc.	214,435	3,960,614
Realty Income Corp.	81,810	4,761,342
Regency Centers Corp.	32,120	1,729,662
RPT Realty	162,430	1,227,971
Simon Property Group, Inc.	55,380	4,970,355
Spirit Realty Capital, Inc.	52,070	1,882,851
Urban Edge Properties	86,450	1,153,243
Total Retail REITs		25,405,670
Specialized REITs 25.1%
American Tower Corp.	16,669	3,578,834
Digital Realty Trust, Inc.	53,620	5,318,032
Equinix, Inc.	17,049	9,698,153
Extra Space Storage, Inc.	13,999	2,417,767
Four Corners Property Trust, Inc.	32,480	785,691
Gaming and Leisure Properties, Inc.	24,290	1,074,590
Life Storage, Inc.	40,660	4,503,502
Outfront Media, Inc.	86,110	1,308,011
Public Storage	32,889	9,630,228
SBA Communications Corp.	12,860	3,660,599
CTIVP® – CenterSquare Real Estate Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	82,220	2,454,267
Total Specialized REITs		44,429,674
Total Real Estate		175,275,924
Total Common Stocks (Cost: $198,084,423)		175,275,924

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	1,421,983	1,421,272
Total Money Market Funds (Cost: $1,421,301)		1,421,272
Total Investments in Securities (Cost $199,505,724)		176,697,196
Other Assets & Liabilities, Net		427,659
Net Assets		$177,124,855
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	839,660	20,211,254	(19,629,613)	(29)	1,421,272	(525)	9,084	1,421,983
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – CenterSquare Real Estate Fund | Third Quarter Report 2022

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3QT7030_12_A01_(11/22)